Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

On September 22, 2021 (the “Business Combination Closing Date”), MoneyLion Inc., formerly known as Fusion Acquisition Corp. (prior to the Business Combination Closing Date, “Fusion” and after the Business Combination Closing Date, “MoneyLion” or the “Company”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of February 11, 2021 and amended on June 28, 2021 and September 4, 2021 (the “Merger Agreement”), by and among Fusion, ML Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Fusion (“Merger Sub”), and MoneyLion Technologies Inc., formerly known as MoneyLion Inc. (prior to the Business Combination Closing Date, “MoneyLion” or the “Company”, and after the Business Combination Closing Date, “Legacy MoneyLion”), a Delaware corporation.

Pursuant to the terms of the Merger Agreement, immediately upon the completion of the Business Combination and the other transactions contemplated by the Merger Agreement (the “Business Combination Closing”), each of the following transactions occurred in the following order: (i) Merger Sub merged with and into Legacy MoneyLion, with Legacy MoneyLion surviving the merger as a wholly owned subsidiary of Fusion (the “Merger”); (ii) Legacy MoneyLion changed its name to “MoneyLion Technologies Inc.”; and (iii) Fusion changed its name to “MoneyLion Inc.” Following the Business Combination, MoneyLion Inc. became a publicly traded company, with Legacy MoneyLion, a subsidiary of MoneyLion, continuing the existing business operations. MoneyLion’s Class A common stock, par value $0.0001 per share (the “MoneyLion Class A Common Stock”), is listed on the New York Stock Exchange (the “NYSE”) under the ticker symbol “ML.”

As previously announced, on February 11, 2021, concurrently with the execution of the Merger Agreement, Fusion entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to which, among other things, Fusion agreed to issue and sell in private placements an aggregate of 25,000,000 shares (“PIPE Shares”) of MoneyLion Class A Common Stock to the PIPE Investors for $10.00 per share, for an aggregate commitment amount of $250,000 (the “PIPE Financing”). Pursuant to the Subscription Agreements, Fusion gave certain re-sale registration rights to the PIPE Investors with respect to the PIPE Shares. The PIPE Financing was consummated substantially concurrently with the Business Combination Closing.

MoneyLion was founded in 2013, and the Company’s headquarters is located in New York, New York. The Company operates a personal finance platform (the “Platform”) that provides a mobile app that is designed to help users simplify their personal financial management and improve their financial health, giving users access to credit, investment, banking and other financial services and provide them with a single place to track spending, savings and credit. The Platform is based upon analytical models that power recommendations which are designed to help users achieve their financial goals ranging from building savings, improving credit health and managing unexpected expenses. Investment management services are provided by ML Wealth LLC, a wholly owned subsidiary of the Company, which is a Securities and Exchange Commission (“SEC”) registered investment advisor.

On November 15, 2021, MoneyLion acquired MALKA Media Group LLC (“MALKA”). MALKA is a creator network and content platform that produces digital media and content across entertainment, sports, games, live streaming and other sectors. MALKA’s content capabilities can drive industry-leading customer acquisition and retention at scale to help accelerate MoneyLion’s customer growth. By combining MALKA’s capabilities with MoneyLion’s financial products and extensive first-party data, MoneyLion hopes to turn the MoneyLion mobile application into a daily destination for its customers with personalized content that educates, informs and supports customers’ financial decisions.

On February 17, 2022, MoneyLion acquired Even Financial Inc. (“Even Financial”). Even Financial digitally connects and matches consumers with real-time personalized financial product recommendations from banks, insurance and fintech companies on mobile apps, websites and other consumer touchpoints through its marketplace technology. Even Financial’s infrastructure leverages machine learning and advanced data science to solve a significant pain point in financial services customer acquisition, bridging Product Partners and Channel

Partners (as defined herein) via its application programming interface (“API”) and embedded finance marketplaces. The acquisition strengthens MoneyLion’s platform by improving consumers’ abilities to find and access the right financial products to help them manage their financial lives. Even Financial’s network includes over 400 Product Partners and 500 Channel Partners, covering a breadth of financial services including loans, credit cards, mortgages, savings, and insurance products. The acquisition also expands MoneyLion’s addressable market, extends the reach of its own products and diversifies its revenue mix.

Basis of Presentation — The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC. The consolidated financial statements include the accounts of MoneyLion Inc. and its wholly owned subsidiaries and consolidated variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. The Company does not have any items of other comprehensive loss; therefore, there is no difference between net loss and comprehensive loss for the three months ended March 31, 2022 and 2021.

Reclassification — The acquisitions of MALKA and Even Financial and related ongoing integration activities have caused significant changes to the revenue and cost structure of the Company such that the organization of financial statement line items in both the consolidated balance sheets and the consolidated statements of operations used in prior reporting periods are no longer sufficient to properly present the Company’s financial condition and results of operations as of March 31, 2022. Reclassifications have been performed relative to the previous presentation of the consolidated balance sheet as of December 31, 2021 and the consolidated statement of operations for the quarter ended March 31, 2021 to present in a new format that better represents the new revenue and cost structure of the Company. The reclassifications had no impact on previously reported total assets, total liabilities or net income (loss) and an immaterial impact on total revenue, net. There was no impact on the consolidated statements of cash flows or consolidated statements of redeemable convertible preferred stock, redeemable noncontrolling interests and stockholders’ equity (deficit). There are also related reclassifications and expanded disclosure, where necessary, contained within the notes to the consolidated financial statements.

Receivable funding — Receivables originated on the Company’s platform, including Credit Builder Plus loans and Instacash advances, were primarily funded through Invest in America Credit Fund 1 LLC (“IIA”) until the end of the fourth quarter of 2021. IIA and related special purpose vehicles (“SPVs”) were classified as variable interest entities (“VIEs”) of which the Company had identified itself as the primary beneficiary because it directed the activities of the IIA and the related SPVs that most significantly impacted their economic performance. As the primary beneficiary of the VIEs, the Company consolidated the balances of the VIEs into the financial statements. See Part II, Item 8 “Description of Business and Basis of Presentation” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 for further discussion of these matters.

Beginning in the fourth quarter of 2021, MoneyLion transitioned its primary source of funding for originated receivables from IIA to special purpose vehicle financings from third-party institutional lenders. For more information on the alternative financing sources, see Note 9. “Debt” for discussion of the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility and Note 8. “Variable Interest Entities” regarding VIE considerations related to the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility.

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

On September 22, 2021 (the “Business Combination Closing Date”), MoneyLion Inc., formerly known as Fusion Acquisition Corp. (prior to the Business Combination Closing Date, “Fusion” and after the Business Combination Closing Date, “MoneyLion” or the “Company”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of February 11, 2021 and amended on June 28, 2021 and September 4, 2021 (the “Merger Agreement”), by and among Fusion, ML Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Fusion (“Merger Sub”), and MoneyLion Technologies Inc., formerly known as MoneyLion Inc. (prior to the Business Combination Closing Date, “MoneyLion” or the “Company”, and after the Business Combination Closing Date, “Legacy MoneyLion”), a Delaware corporation.

Pursuant to the terms of the Merger Agreement, immediately upon the completion of the Business Combination and the other transactions contemplated by the Merger Agreement (the “Business Combination Closing”), each of the following transactions occurred in the following order: (i) Merger Sub merged with and into Legacy MoneyLion, with Legacy MoneyLion surviving the merger as a wholly owned subsidiary of Fusion (the “Merger”); (ii) Legacy MoneyLion changed its name to “MoneyLion Technologies Inc.”; and (iii) Fusion changed its name to “MoneyLion Inc.” Following the Business Combination, MoneyLion Inc. became a publicly traded company, with Legacy MoneyLion, a subsidiary of MoneyLion, continuing the existing business operations. MoneyLion’s Class A common stock, par value $0.0001 per share (the “MoneyLion Class A Common Stock”), is listed on the New York Stock Exchange under the ticker symbol “ML.”

As previously announced, on February 11, 2021, concurrently with the execution of the Merger Agreement, Fusion entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to which, among other things, Fusion agreed to issue and sell in private placements an aggregate of 25,000,000 shares (“PIPE Shares”) of MoneyLion Class A Common Stock to the PIPE Investors for $10.00 per share, for an aggregate commitment amount of $250,000 (the “PIPE Financing”). Pursuant to the Subscription Agreements, Fusion gave certain re-sale registration rights to the PIPE Investors with respect to the PIPE Shares. The PIPE Financing was consummated substantially concurrently with the Business Combination Closing.

MoneyLion was founded in 2013, and the Company’s headquarters is located in New York, New York. The Company operates a personal finance platform (the “Platform”) that provides a mobile app that is designed to help users simplify their personal financial management and improve their financial health, giving users access to credit, investment, banking and other financial services and provide them with a single place to track spending, savings and credit. The Platform is based upon analytical models that power recommendations which are designed to help users achieve their financial goals ranging from building savings, improving credit health and managing unexpected expenses. Investment management services are provided by ML Wealth LLC, a wholly owned subsidiary of the Company, which is a Securities and Exchange Commission (“SEC”) registered investment advisor.

On November 15, 2021, MoneyLion acquired MALKA Media Group LLC (“MALKA”). MALKA is a creator network and content platform that produces digital media and content across entertainment, sports, games, live streaming and other sectors. MALKA’s content capabilities can drive industry-leading customer acquisition and retention at scale to help accelerate MoneyLion’s customer growth. By combining MALKA’s capabilities with MoneyLion’s financial products and extensive first-party data, MoneyLion hopes to turn the MoneyLion mobile application into a daily destination for its customers with personalized content that educates, informs and supports customers’ financial decisions.

Basis of Presentation — The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC. The consolidated financial statements include the accounts of MoneyLion Inc. and its wholly owned subsidiaries and consolidated variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation. The Company does not have any items of other comprehensive income (loss); therefore, there is no difference between net loss and comprehensive loss for the twelve months ended December 31, 2021 and 2020. Certain reclassifications have been made to the prior period financial statements to conform to the classification adopted in the current period.

Receivables originated on the Company’s platform, including Credit Builder Plus loans and Instacash advances, were primarily financed through Invest in America Credit Fund 1 LLC (“IIA”) until the end of the fourth quarter of 2021. IIA is organized as a Delaware limited liability company and is treated as a partnership for United States income tax purposes. IIA’s membership interests were issued in separately designated series, with each series consisting of Class A Units and Class B Units. IIA investors owned all non-voting Class B Units of the applicable series they invested in, which entitled them to a targeted, non-guaranteed, preferred return of typically 12% per year. ML Capital III LLC (“ML Capital III”), an indirect wholly owned MoneyLion subsidiary, is the managing member of IIA and owned the Class A Units of each series, which entitled ML Capital III to returns that exceeded the targeted preferred return on the Class B Units (if any). IIA used proceeds from the sale of Class B Units to investors to purchase borrower payment dependent promissory notes from Invest in America Notes I SPV LLC (“IIA Notes SPV I”) and Invest in America Notes SPV IV LLC (“IIA Notes SPV IV”) (collectively “IIA Notes SPVs”). The collateral consisted of a portfolio of underlying MoneyLion loans and advance receivables. Investors in Class B Units funded their investment into IIA at the time of subscription, which proceeds were used to finance receivables originated on MoneyLion’s platform. Generally, an IIA investor was able to request redemption of all or a portion of their capital account, after a 120-day notice period, and in increments of $100,000, five days after the expiration of the applicable lock-up period, unless otherwise agreed between investors in a particular series and the Company. Unless a redemption request was made, both the IIA investor’s capital contribution and their related Class B returns were automatically reinvested in new notes. ML Capital III, as the managing member of IIA, had the contractual right to suspend redemptions in certain circumstances and without prior notice to the IIA investors. However, the IIA investors’ right to redemption may not have been entirely within the control of the Company and therefore the IIA investors’ share of the IIA is presented on the Company’s consolidated balance sheet as temporary equity at the redemption value. Redemptions were $127,391 and $17,489 for the twelve months ended December 31, 2021 and 2020, respectively, of which $1,500 was unpaid as of December 31, 2020. Distributions, if any, to IIA investors were made at the discretion of the Company or, if agreed between the Company and a particular IIA investor or series, in accordance with the applicable subscription agreements. The Company had identified IIA, IIA Notes SPV I and IIA Notes SPV IV as variable interest entities (“VIEs”) due to the fact that the Class A Units are entitled to residual income/loss in IIA. The Company had identified itself as the primary beneficiary of these VIEs because it directed the activities of the VIEs that most significantly impacted the VIEs’ economic performance. As the primary beneficiary of the VIEs, the Company had consolidated the balances of the VIEs into the financial statements. The IIA Class B Units are reflected in the Company’s consolidated financial statements as redeemable noncontrolling interests totaling $71,852 as of December 31, 2020. Net income in consolidated VIEs were attributed to redeemable noncontrolling interests based on the investors’ respective interests in the net assets of the consolidated VIE. Net income attributable to the noncontrolling interests in IIA, IIA Notes SPV I and IIA Notes SPV IV represented interest income.

Beginning in the fourth quarter of 2021, MoneyLion transitioned its primary source of funding for originated receivables from IIA to special purpose vehicle financings from third-party institutional lenders. By December 2021, investor balances were returned to all IIA Class B Unit holders and as of December 31, 2021, IIA had no assets. As a result, only Class A units remain which are wholly owned by ML Capital III making IIA and the IIA Notes SPVs indirect wholly owned MoneyLion subsidiaries, and therefore as of December 31, 2021 there was no longer a noncontrolling interest related to IIA and the IIA Notes SPVs. For more information on the alternative financing sources, see Note 9. “Debt” for discussion of the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility.